Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (TRPL)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL)
(each, a “Fund” and together, the “Funds”)

Supplement dated September 21, 2023 to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)
dated August 31, 2023

At a meeting of the Board of Trustees (the “Board”) of Pacer Funds Trust held on September 20, 2023, the Board approved a change to the Funds’ fiscal year-end from April 30 to October 31, beginning October 31, 2023. This means the Funds’ most recent tax year will be a short tax year from May 1 to October 31, 2023, and that subsequent tax years will be from November 1 to October 31. The implementation of the change to the fiscal year end will result in an additional audit of each Fund’s financial statements and an annual shareholder report reflecting the fiscal period from May 1, 2023 to October 31, 2023.

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF | Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRPL
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF | Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QDPL